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                                  CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, AB Funds Trust (1933 Act File No. 333-53432; 1940 Act File No. 811-10263) ("Registrant") hereby certifies (a) that the form of the prospectuses and statement of additional information used with respect to Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement and (b) that Amendment No. 1 was filed electronically.





Dated:   May 6, 2002                    By:      /s/ Lisa M. King
                                            -----------------------------------
                                                 Lisa M. King, Esq.
                                                 Assistant Secretary